SIGNIFICANT ACCOUNTING POLICIES - Schedule of Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 3,354,500	$ 3,055,423	$ 2,837,959
Other comprehensive income (loss) before reclassifications	(16,057)	26,539	(79,124)
Amounts reclassified from accumulated other comprehensive income (loss)	4,097	25,606	7,608
Total other comprehensive income (loss)	(11,960)	52,145	(71,516)
Ending balance	3,603,163	3,354,500	3,055,423
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(59,110)	(111,255)	(39,739)
Ending balance	(71,070)	(59,110)	(111,255)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4,086)	(34,386)	(1,486)
Other comprehensive income (loss) before reclassifications	919	18,029	(33,319)
Amounts reclassified from accumulated other comprehensive income (loss)	(423)	12,271	419
Total other comprehensive income (loss)	496	30,300	(32,900)
Ending balance	(3,590)	(4,086)	(34,386)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	933	(7,102)	3,932
Other comprehensive income (loss) before reclassifications	(3,621)	(5,300)	(18,223)
Amounts reclassified from accumulated other comprehensive income (loss)	4,520	13,335	7,189
Total other comprehensive income (loss)	899	8,035	(11,034)
Ending balance	1,832	933	(7,102)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(55,957)	(69,767)	(42,185)
Other comprehensive income (loss) before reclassifications	(13,355)	13,810	(27,582)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Total other comprehensive income (loss)	(13,355)	13,810	(27,582)
Ending balance	$ (69,312)	$ (55,957)	$ (69,767)